Annual Fund Operating Expenses - Multi-Sector Income Fund	Aug. 25, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
Multi-Sector Income Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Acquired Fund Fees and Expenses	0.02%	[3]
Expenses (as a percentage of Assets)	0.97%
Net Expenses (as a percentage of Assets)	0.97%
Multi-Sector Income Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Acquired Fund Fees and Expenses	0.02%	[3]
Expenses (as a percentage of Assets)	1.74%
Net Expenses (as a percentage of Assets)	1.74%
Multi-Sector Income Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Other Expenses (as a percentage of Assets):	0.12%	[2]
Acquired Fund Fees and Expenses	0.02%	[3]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.03%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.69%
Multi-Sector Income Fund, Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[2]
Acquired Fund Fees and Expenses	0.02%	[3]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.03%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.63%

[1]	Fees have been restated to reflect current fees.
[2]	Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
[3]	Based on estimated expenses for the current fiscal year.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 29, 2028; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 29, 2028. The fee waiver will reduce the Fund's management fees by an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in affiliated exchange-traded funds. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.